Description of Organization and Business Operations (Details Narrative)							1 Months Ended					12 Months Ended
	Oct. 01, 2025 $ / shares shares	Aug. 22, 2025 shares	Jun. 24, 2025 USD ($) $ / shares	Apr. 11, 2025 USD ($) $ / shares shares	Jul. 25, 2024 shares	Sep. 13, 2023 USD ($) $ / shares shares	May 30, 2025 shares	Mar. 29, 2025 shares	Jul. 31, 2024 $ / shares shares	Apr. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 $ / shares shares	Jan. 16, 2026 USD ($)	Oct. 02, 2025 $ / shares	Jul. 31, 2025 $ / shares shares	Jul. 31, 2025 RM / shares shares	May 13, 2025 $ / shares	Aug. 19, 2024 shares	Jul. 31, 2024 RM / shares shares	Jan. 08, 2024 $ / shares	Jul. 31, 2023 shares	Aug. 19, 2019
Common stock shares outstanding									1					1			1	1			1
Common stock, par value | $ / shares									$ 0.001					$ 0.001			$ 0.001
Subsequent Event [Member]
Common stock, par value | $ / shares	$ 0.0001
Common Stock [Member]
Stock Issued During Period, Shares, New Issues									1
Titan Pharmaceuticals Inc [Member]
Shares issued | $ / shares													$ 0.001
Settlement expenses | $										$ 1,200,000
Common stock shares outstanding												1,000	914,234
Common stock, par value | $ / shares												$ 0.001	$ 0.001			$ 0.0001						$ 0.001
Cash, FDIC insured amount | $												$ 250,000
Rent expense | $												$ 0	$ 64,000
Titan Pharmaceuticals Inc [Member] | Computer Equipment [Member]
Property and equipment estimated useful lives												3 years
Titan Pharmaceuticals Inc [Member] | Chairman of the Board and Chief Executive Officer [Member] | Talen Tec [Member]
Ownership interest by Activist																								47.40%
Titan Pharmaceuticals Inc [Member] | Series C Preferred Stock [Member] | Blue Harbour Asset Management LLC [Member]
Shares issued | $ / shares			$ 10.00
Titan Pharmaceuticals Inc [Member] | Series A Preferred Stock [Member]
Merger related transaction | $												$ 5,500,000
TALENTEC SDN. BHD. [Member]
Common stock shares outstanding									580,000					580,000							580,000		500,000
Common stock, par value | (per share)									$ 0.36					$ 0.36			$ 0.36	RM 1			RM 1
Share Price | $ / shares	$ 8.524
Stock Issued During Period, Shares, New Issues	7,210,800				80,000
TALENTEC SDN. BHD. [Member] | Keda Pte Ltd [Member]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Percentage																	100.00%	100.00%
TALENTEC SDN. BHD. [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues														80,000
Securities Purchase Agreement [Member] | Titan Pharmaceuticals Inc [Member] | Subsequent Event [Member]
Debt financing facility | $															$ 200,000,000
Principal amount | $															$ 1,515,000
Fedson, Inc. [Member] | Sire Purchase Agreement [Member] | Titan Pharmaceuticals Inc [Member]
Sale of assets | $											$ 2,000,000.0
Sire Group Ltd [Member] | Titan Pharmaceuticals Inc [Member]
Shares issued							150,087
Sire Group Ltd [Member] | Titan Pharmaceuticals Inc [Member] | Series AA Preferred Stock [Member]
Shares issued | $ / shares																			$ 0.001
Sire Group Ltd [Member] | Sire Purchase Agreement [Member] | Titan Pharmaceuticals Inc [Member]
Shares issued						950,000
Reverse stock split						1-for-20
Sire Group Ltd [Member] | Sire Purchase Agreement [Member] | Titan Pharmaceuticals Inc [Member] | Series AA Preferred Stock [Member]
Shares issued | $ / shares						$ 10.00
Agreegate purchase price | $						$ 9,500,000
Conversion price | $ / shares						$ 9.32
Blue Harbour [Member] | Titan Pharmaceuticals Inc [Member]
Shares issued		67,420					265,913
Blue Harbour [Member] | Titan Pharmaceuticals Inc [Member] | Series B Preferred Stock [Member]
Shares issued								100,000
Shares issued | $ / shares																			$ 0.001
Blue Harbour [Member] | Titan Pharmaceuticals Inc [Member] | Series B Preferred Stock [Member] | Blue Harbour Asset Management LLC [Member]
Shares issued				100,000
Shares issued | $ / shares				$ 10.00
Agreegate purchase price | $			$ 60,000	$ 1,000,000
Blue Harbour [Member] | Titan Pharmaceuticals Inc [Member] | Series C Preferred Stock [Member] | Blue Harbour Asset Management LLC [Member]
Agreegate purchase price | $			$ 600,000
TTNP Merger Sub, Inc. [Member] | Titan Pharmaceuticals Inc [Member] | Common Stock [Member]
Common stock shares outstanding																				1,000